ORGANIZATION AND BASIS OF PRESENTATION - VIE arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exclusive Consultation and Service Agreement
VIE arrangements
Fees for consultation and service	$ 6,075	$ 2,139	$ 3,167
Term of agreement (in years)	10 years
Business Operation Agreement
VIE arrangements
Term of agreement (in years)	10 years
Equity Disposal Agreement
VIE arrangements
Term of agreement (in years)	10 years